As Filed With the Securities and Exchange Commission on July 31 1997

                            REGISTRATION NO. 2-91117
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                       LIFE OF VIRGINIA SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                               (Name of Depositor)
                6610 West Broad Street, Richmond, Virginia 23230
                     (Address of Principal Executive Office)
                     ---------------------------------------
                             J. Neil McMurdie, Esq.
                 Associate Counsel and Assistant Vice President
                     The Life Insurance Company of Virginia
                6610 West Broad Street, Richmond, Virginia 23230
               (Name and Address of Agent for Service of Process)

                                    Copy to:
                              Stephen E. Roth, Esq.
                      Sutherland, Asbill & Brennan, L.L.P.
            1275 Pennsylvania Ave., N.W. Washington, D.C. 20004-2404
       ------------------------------------------------------------------

It is proposed that this filing will become effective:
 X   immediately upon filing pursuant to paragraph (b) of Rule 485
     on              pursuant to paragraph (b) of Rule 485
     60 days after filing pursuant to paragraph (a) of Rule 485
     on              pursuant to paragraph (a) of Rule 485
------------------------------------------------------------------

* Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. The Registrant filed the 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) under the Investment Company Act of 1940.

The contents of Registrant's previously-filed registration statement, Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 of Life of Virginia Separate Account I filed May 2, 1988 (File No.2-91117), is incorporated by reference herein in its entirety.

The following undertaking is added to Part C, Undertakings:

Life of Virginia hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Life of Virginia.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the registrant, Life of Virginia Separate Account I, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia, on the 31st day of July, 1997.

Life of Virginia Separate Account I

(Seal)The Life Insurance Company of Virginia
                  (Depositor)




Attest: /s/LAURIE DEUSEBIO

By: /s/SELWYN L. FLOURNOY, JR.
Selywn L. Flournoy, Jr.
Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, The Life Insurance Company of Virginia certifies that it meets the requirements for effectiveness of this registration statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia on the 31st day of July, 1997.



(Seal)The Life Insurance Company of Virginia


Attest:  /s/LAURIE DEUSEBIO

By: /s/SELWYN L. FLOURNOY,JR.
Selwyn L. Flournoy, Jr.
Senior Vice President







Given under my hand this ______ day of ____________, 19___ in the City/County of _______________________, Commonwealth of Virginia.


---------------------------
Notary Public

---------------------------
My Commission Expires

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                                                Date

RONALD V. DOLAN*                    Director, Chairman of the Board                      7/29/97
Ronald V. Dolan

PAUL E. RUTLEDGE III*               Director, President, and Chief Executive             7/29/97
Paul E. Rutledge III                Officer

WILLIAM D. BALDWIN*                 Director, Senior Vice President                      7/29/97
William D.Baldwin

/s/SELWYN L. FLOURNOY,JR., JR.      Director, Senior Vice President,                     7/29/97
Selwyn L. Flournoy, Jr.             Chief Financial Officer

ROBERT A. BOWEN*                    Director, Senior Vice President and Director         7/29/97
Robert A. Bowen

LINDA L. LANAM*                     Director, Senior Vice President                      7/29/97
Linda L. Lanam

ROBERT D. CHINN*                    Director, Senior Vice President                      7/29/97
Robert D. Chinn

THOMAS A. BAREFIELD*                Director, Senior Vice President                      7/29/97
Thomas A. Barefield

VICTOR C. MOSES*                    Director                                             7/29/97
Victor C. Moses

GEOFFREY S. STIFF*                  Director                                             7/29/97
Geoffrey S. Stiff



*By /s/SELWYN L. FLOURNOY, JR., pursuant to Power of Attorney executed on
 April 16, 1997.